Document and Entity Information	Dec. 20, 2024
Cover [Abstract]
Security 12b Title	Common Units
Amendment Flag	false
Entity Central Index Key	0001983514
Document Type	8-K
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	LGAM Private Credit LLC
Trading Symbol	LGAM
Entity Incorporation State Country Code	DE
Entity File Number	814-01674
Entity Tax Identification Number	93-4633111
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true